Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

21.Subsequent events

The Company has evaluated subsequent events through the issuance of the consolidated financial statements and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.